Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Finance Expenses
Bank fees, charges	$ (3)	$ 132	$ 89	$ 215
Commitment fees	106	118	223	194
Total other finance expense	$ 103	$ 250	$ 312	$ 409